Business combination (Details 22) - Transpire Group - BRL (R$) R$ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	R$ 60,392
Price adjustment paid	729
Less: Balances acquired – Cash and cash equivalents	(5,397)
Net outflow of cash - investing activities	R$ 55,724	R$ 55,724	R$ 0	R$ 0